Risk and Capital Management - Schedule of Contractual Maturities of Assets and Liabilities Explanatory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial guarantees	R$ 134,105	R$ 123,915
Credit commitments and credits to be released	581,764	499,814
Contractual commitments - Fixed and Intangible assets	1	0
Total	715,870	623,729
0-30
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial guarantees	4,170	3,323
Credit commitments and credits to be released	274,961	192,814
Contractual commitments - Fixed and Intangible assets	0	0
Total	279,131	196,137
31 – 365
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial guarantees	49,367	42,924
Credit commitments and credits to be released	60,573	53,056
Contractual commitments - Fixed and Intangible assets	0	0
Total	109,940	95,980
366-720
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial guarantees	25,903	21,910
Credit commitments and credits to be released	17,518	19,647
Contractual commitments - Fixed and Intangible assets	0	0
Total	43,421	41,557
Over 720 days
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial guarantees	54,665	55,758
Credit commitments and credits to be released	228,712	234,297
Contractual commitments - Fixed and Intangible assets	1	0
Total	R$ 283,378	R$ 290,055